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 PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT -- JULY 15,
                                      2010

Fund (prospectus/SAI date)                                     Prospectus Form #         SAI Form #
RiverSource Variable Portfolio -- S&P 500 Index Fund (April
30, 2010)                                                           S-6466-99 AE        S-6466-20 AE



Effective July 23, 2010, Cheryl D'Hollander is no longer responsible for the day-to-day management of the Fund.

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S-6466-145 A (7/10)